Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, د.إ in Millions, $ in Millions							12 Months Ended
	Sep. 03, 2023 USD ($)	Mar. 01, 2022 USD ($)	Mar. 02, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Sep. 27, 2023 MXN ($)	Mar. 27, 2023 MXN ($)	Jan. 10, 2023 MXN ($)	Mar. 01, 2022 AED (د.إ)	Sep. 01, 2020 USD ($)	Dec. 31, 2019	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities							$ 31,255,588		$ 26,457,588	$ 22,500,000
Description of derivative instruments variable interest rate basis	with a monthly interest rate of SOFR plus 310 basis points and payment of 10% of the principal in month 54, 90% at maturity
Derivative financial instrument basis points	310.00%										25.00%	22.00%
Unsecured credit agreement	$ 30.0										$ 40,000	$ 5,400,000	$ 1,000,000		$ 60.0
Gain (loss) on derivative financial instruments									6,765	51,429
Capitalization interest rate one																1.75%
Amount recognized as application of coverage in finance and interest income									1,228	6,376
Gain (loss) on sale of derivatives									$ 6,765	51,656
Debt instrument interest rate period									SOFR 1 month rate
Second Loan [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		1.785%												1.785%
Debt securities, value		$ 30.0
Borrowings Interest Rate Bearing Loan		2.85%												2.85%
M B J Airports Limited [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 42.0
Debt instrument interest rate period		30-day Libor interest rate
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		1.59%												1.59%
Debt securities, value | د.إ														د.إ 12.0
Borrowings Interest Rate Bearing Loan		3.10%												3.10%
Gain (loss) on sale of derivatives							152,487		$ 45,669
Amount recognized as derivative finance income (cost)									19,633	80,709
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value							$ 60,718		130,624	29,658
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate			6.33%	8.03%	8.0315%												7.21%
SOFR 1-Month Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis		3.10
Interest rate		1.59%												1.59%
Debt securities, value		$ 12.0
Borrowings Interest Rate Bearing Loan		3.10%												3.10%
Debt instrument interest rate period		SOFR 1-month interest plus 3.10%
SOFR 1-Month Plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		1.785%												1.785%
Debt securities, value		$ 30.0
Borrowings Interest Rate Bearing Loan		2.85%												2.85%
Debt instrument interest rate period		SOFR 1-month plus 2.85%
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis							these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate						7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives									5,066	40,183
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis							these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate					8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives									4,295
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis							these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate				8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)							$ 101,504		14,909
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)									25,707	105,335
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis							these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points
Debt instrument interest rate			6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)									4,158	$ 52,939
SOFR 1-Month According To Agreed Fixed Rate [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives								$ 0.1
Amount recognized as derivative finance income (cost)									$ 200
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value			$ 3,000,000	$ 3,000,000	$ 2,300,000												$ 1,500,000